Significant Accounting Policies, Deferred Revenue (FY) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Deferred Revenue [Roll Forward]
Beginning balance	$ 25,068
Amounts invoiced but not recognized	54,837
Revenue recognized	(50,149)
Ending balance	$ 29,756